Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Empower Emerging Markets Equity Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Emerging Markets Equity Fund
Class Name	Institutional Class
Trading Symbol	MXENX
Annual or Semi-Annual Statement [Text Block]	T his annual shareholder report contains important information about the Empower Emerging Markets Equity Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Emerging Markets Equity Fund (Institutional Class/MXENX)	$ 96	0.91%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 10.23%, as compared to its broad-based securities market index, the MSCI Emerging Markets Index, which returned 7.50% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Goldman Sachs Asset Management, L.P. (“GSAM”) and Lazard Asset Management LLC (“Lazard”).
GSAM’s stock selection in India and Taiwan helped drive returns. In India, consumer discretionary and financials contributed, as exposure to the mega trends of growing domestic consumption and digitization were additive. Stock selection in Taiwan was primarily driven by both in-benchmark and out-of-benchmark information technology names. Conversely, South Korea and Mexico detracted from returns. In South Korea, the detriment was due to stock selection. In Mexico, the detriment was due to an allocation effect caused by an overweight position during a challenging period for the country. At a stock-specific level, Zomato, an India-based online food delivery platform, was the biggest contributor and Samsung Electronics, one of the largest tech companies in the world, detracted the most from returns.
Lazard’s favorable stock selection con
tri
buted the most to returns, with sector positioning also contributing over the year. Operating cash detracted from performance. Sector positioning benefited from the underweight in materials and consumer staples. An underweight to financials detracted. Stock selection was strongest in financials and materials. Holdings in the consumer staples and discretionary sectors lagged. From an individual security perspective, International Games System, Xiaomi and BSE were top contributors while Taiwan Semiconductor Manufacturing Company, Colgate-Palmolive (India) and Hon Hai Precision were top detractors.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Emerging Markets Equity Fund (Institutional Class/MXENX)	10.23%	1.72%	0.69%
MSCI Emerging Markets Index	7.50%	1.70%	1.06%
(a)
Institutional Class inception date was January 4, 2018.

Performance Inception Date	Jan. 04, 2018
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,327,000,000
Holdings Count | Holding	355
Advisory Fees Paid, Amount	$ 10,500,000
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,327M
Total number of portfolio holdings	355
Total advisory fee paid	$ 10.5M
Portfolio turnover rate as of the end of the reporting period	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the inves
tme
nt makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	10.44%
Tencent Holdings Ltd	5.12%
Samsung Electronics Co Ltd	2.47%
Alibaba Group Holding Ltd	2.05%
Meituan Class B	1.82%
MediaTek Inc	1.71%
Xiaomi Corp Class B	1.59%
Infosys Ltd	1.33%
Delta Electronics Inc	1.32%
iShares ESG Aware MSCI EM ETF	1.29%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	10.44%
Tencent Holdings Ltd	5.12%
Samsung Electronics Co Ltd	2.47%
Alibaba Group Holding Ltd	2.05%
Meituan Class B	1.82%
MediaTek Inc	1.71%
Xiaomi Corp Class B	1.59%
Infosys Ltd	1.33%
Delta Electronics Inc	1.32%
iShares ESG Aware MSCI EM ETF	1.29%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Emerging Markets Equity Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Emerging Markets Equity Fund
Class Name	Investor Class
Trading Symbol	MXEOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Emerging Markets Equity Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year
ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Emerging Markets Equity Fund (Investor Class/MXEOX)	$ 132	1.26%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 9.85%, as compared to its broad-based securities market index, the MSCI Emerging Markets Index, which returned 7.50% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Goldman Sachs Asset Management, L.P. (“GSAM”) and Lazard Asset Management LLC (“Lazard”).
GSAM’s stock selection in India and Taiwan helped drive returns. In India, consumer discretionary and financials contributed, as exposure to the mega trends of growing domestic consumption and digitization were additive. Stock selection in Taiwan was primarily driven by both in-benchmark and out-of-benchmark information technology names. Conversely, South Korea and Mexico detracted from returns. In South Korea, the detriment was due to stock selection. In Mexico, the detriment was due to an allocation effect caused by an overweight position during a challenging period for the country. At a stock-specific level, Zomato, an India-based online food delivery platform, was the biggest contributor and Samsung Electronics, one of the largest tech companies in the world, detracted the most from returns.
Lazard’s favorable stock selection contributed the most to returns, with sector positioning also contributing over the year. Operating cash detracted from performance. Sector positioning benefited from the underweight in materials and consumer staples. An underweight to financials detracted. Stock selection was strongest in financials and materials. Holdings in the consumer staples and discretionary sectors lagged. From an individual security perspective, International Games System, Xiaomi and BSE were top contributors while Taiwan Semiconductor Manufacturing Company, Colgate-Palmolive (India) and Hon Hai Precision were top detractors.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Emerging Markets Equity Fund (Investor Class/MXEOX)	9.85%	1.35%	0.33%
MSCI Emerging Markets Index	7.50%	1.70%	1.06%
(a)
Investor Class inception date was January 4, 2018.

Performance Inception Date	Jan. 04, 2018
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,327,000,000
Holdings Count | Holding	355
Advisory Fees Paid, Amount	$ 10,500,000
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,327M
Total number of portfolio holdings	355
Total advisory fee paid	$ 10.5M
Portfolio turnover rate as of the end of the reporting period	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	10.44%
Tencent Holdings Ltd	5.12%
Samsung Electronics Co Ltd	2.47%
Alibaba Group Holding Ltd	2.05%
Meituan Class B	1.82%
MediaTek Inc	1.71%
Xiaomi Corp Class B	1.59%
Infosys Ltd	1.33%
Delta Electronics Inc	1.32%
iShares ESG Aware MSCI EM ETF	1.29%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	10.44%
Tencent Holdings Ltd	5.12%
Samsung Electronics Co Ltd	2.47%
Alibaba Group Holding Ltd	2.05%
Meituan Class B	1.82%
MediaTek Inc	1.71%
Xiaomi Corp Class B	1.59%
Infosys Ltd	1.33%
Delta Electronics Inc	1.32%
iShares ESG Aware MSCI EM ETF	1.29%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower International Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower International Growth Fund
Class Name	Institutional Class
Trading Symbol	MXHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower International Growth Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Growth Fund (Institutional Class/MXHTX)	$ 87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 4.45%, as compared to its broad-based securities market index, the MSCI EAFE Index, which returned 3.82% and an additional index with investment characteristics similar to those of the Fund, the MSCI EAFE Growth Index, which returned 2.05% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Franklin

Templeton Institutional, LLC (“Franklin Templeton”) and J.P. Morgan Investment Management Inc. (“JPMorgan”).
Franklin

Templeton’s stock selection in the healthcare, industrials, and financials sectors detracted from relative performance. In contrast, stock selection in the information technology and communication services sectors helped relative returns. In terms of sector allocations, an underweight in financials was the main detractor, while an underweight in consumer staples and a lack of exposure to energy helped relative performance. From an individual security perspective, Ireland-based Keywords Studios, an international video games service provider, contributed to relative performance while German biotechnology contract development and manufacturing company Evotec held back relative performance.

JPMorgan’s stock selection in financials and information technology contributed to performance. On the downside, stock selection in utilities and healthcare detracted from performance. At the region level, stock selection in Japan and the United Kingdom contributed to performance, while stock selection in Europe excluding the U.K. detracted. From an individual security perspective, 3i Group, a U.K. private equity firm, was the largest contributor in the financials sector over the year while Rakuten Bank was another top financials contributor. The underweight to European enterprise planning software company SAP was the largest detractor from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower International Growth Fund (Institutional Class/MXHTX)	4.45%	3.21%	4.39%
MSCI EAFE ® Index	3.82%	4.73%	4.43%
MSCI EAFE ® Growth Index	2.05%	4.00%	5.02%
(a)
Institutional Class inception date was May 1, 2015.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 540,000,000
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 4,200,000
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 540M
Total number of portfolio holdings	95
Total advisory fee paid	$ 4.2M
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	3.74%
SAP SE	2.72%
Sony Group Corp	2.31%
Novo Nordisk A/S Class B	2.19%
Safran SA	2.10%
Recruit Holdings Co Ltd	1.98%
CyberArk Software Ltd	1.92%
RELX PLC	1.91%
Puma SE	1.77%
Amadeus IT Group SA	1.77%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
ASML Holding NV	3.74%
SAP SE	2.72%
Sony Group Corp	2.31%
Novo Nordisk A/S Class B	2.19%
Safran SA	2.10%
Recruit Holdings Co Ltd	1.98%
CyberArk Software Ltd	1.92%
RELX PLC	1.91%
Puma SE	1.77%
Amadeus IT Group SA	1.77%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower International Growth Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower International Growth Fund
Class Name	Investor Class
Trading Symbol	MXIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower International Growth Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Growth Fund (Investor Class/MXIGX)	$ 122	1.20%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 4.05%, as compared
to its broad-based securities market index, the MSCI EAFE Index, which returned 3.82% and an additional index with investment characteristics similar to those of the Fund, the MSCI EAFE Growth Index, which returned 2.05% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Franklin Templeton Institutional, LLC (“Franklin Templeton”) and J.P. Morgan Investment Management Inc. (“JPMorgan”).
Franklin Templeton’s stock selection in the healthcare, industrials, and financials sectors detracted from relative performance. In contrast, stock selection in the information technology and communication services sectors helped relative returns. In terms of sector allocations, an underweight in financials was the main detractor, while an underweight in consumer staples and a lack of exposure to energy helped relative performance. From an individual security perspective, Ireland-based Keywords Studios, an international video games service provider, contributed to relative performance while German biotechnology contract development and manufacturing company Evotec held back relative performance.
JPMorgan’s stock selection in financials and information technology contributed to performance. On the downside, stock selection in utilities and healthcare detracted from performance. At the region level, stock selection in Japan and the United Kingdom contributed to performance, while stock selection in Europe excluding the U.K. detracted. From an individual security perspective, 3i Group, a U.K. private equity firm, was the largest contributor in the financials sector over the year while Rakuten Bank was another top financials contributor. The underweight to European enterprise planning software company SAP was the largest detractor from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower International Growth Fund (Investor Class/MXIGX)	4.05%	2.83%	4.93%
MSCI EAFE ® Index	3.82%	4.73%	5.20%
MSCI EAFE ® Growth Index	2.05%	4.00%	5.84%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 540,000,000
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 4,200,000
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 540M
Total number of portfolio holdings	95
Total advisory fee paid	$ 4.2M
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	3.74%
SAP SE	2.72%
Sony Group Corp	2.31%
Novo Nordisk A/S Class B	2.19%
Safran SA	2.10%
Recruit Holdings Co Ltd	1.98%
CyberArk Software Ltd	1.92%
RELX PLC	1.91%
Puma SE	1.77%
Amadeus IT Group SA	1.77%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
ASML Holding NV	3.74%
SAP SE	2.72%
Sony Group Corp	2.31%
Novo Nordisk A/S Class B	2.19%
Safran SA	2.10%
Recruit Holdings Co Ltd	1.98%
CyberArk Software Ltd	1.92%
RELX PLC	1.91%
Puma SE	1.77%
Amadeus IT Group SA	1.77%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower International Index Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower International Index Fund
Class Name	Institutional Class
Trading Symbol	MXPBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower International Index Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Index Fund (Institutional Class/MXPBX)	$ 25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 3.23%, as compared to its broad-based securities market index, the MSCI EAFE Index, which returned 3.82% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Irish Life Investment Managers Limited.
Positive returns were supported by a better earnings backdrop, stabilizing growth, and falling inflation. From an individual security perspective, software company SAP, was the largest contributor to performance as the stock was supported by strength in its cloud computing business. Hitachi, the Japanese conglomerate, also added to performance. Nestle, the food and beverage company, detracted the most from performance due to weak sales growth and a lack of new products and Novo Nordisk, the pharmaceuticals company, was also a negative contributor.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower International Index Fund (Institutional Class/MXPBX)	3.23%	4.57%	4.33%
MSCI EAFE ® Index	3.82%	4.73%	4.43%
(a)
Institutional Class inception date was May 1, 2015.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 2,443,000,000
Holdings Count | Holding	756
Advisory Fees Paid, Amount	$ 4,700,000
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,443M
Total number of portfolio holdings	756
Total advisory fee paid	$ 4.7M
Portfolio turnover rate as of the end of the reporting period	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage
of the total investments

of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.28%
ASML Holding NV	1.68%
Novo Nordisk A/S Class B	1.67%
SAP SE	1.54%
U.S. Treasury Bills 4.29%	1.52%
Nestle SA	1.29%
AstraZeneca PLC	1.21%
Toyota Motor Corp	1.21%
Roche Holding AG	1.18%
Shell PLC	1.16%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.28%
ASML Holding NV	1.68%
Novo Nordisk A/S Class B	1.67%
SAP SE	1.54%
U.S. Treasury Bills 4.29%	1.52%
Nestle SA	1.29%
AstraZeneca PLC	1.21%
Toyota Motor Corp	1.21%
Roche Holding AG	1.18%
Shell PLC	1.16%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower International Index Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower International Index Fund
Class Name	Investor Class
Trading Symbol	MXINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower International Index Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Index Fund (Investor Class/MXINX)	$ 62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 2.92%, as compared to its broad-based securities market index, the MSCI EAFE Index, which returned 3.82% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Irish Life Investment Managers Limited.
Positive returns were supported by a better earnings backdrop, stabilizing growth, and falling inflation. From an individual security perspective, software company SAP, was the largest contributor to performance as the stock was supported by strength in its cloud computing business. Hitachi, the Japanese conglomerate, also added to performance. Nestle, the food and beverage company, detracted the most from performance due to weak sales growth and a lack of new products and Novo Nordisk, the pharmaceuticals company, was also a negative contributor.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower International Index Fund (Investor Class/MXINX)	2.92%	4.19%	4.76%
MSCI EAFE ® Index	3.82%	4.73%	5.20%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 2,443,000,000
Holdings Count | Holding	756
Advisory Fees Paid, Amount	$ 4,700,000
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,443M
Total number of portfolio holdings	756
Total advisory fee paid	$ 4.7M
Portfolio turnover rate as of the end of the reporting period	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.28%
ASML Holding NV	1.68%
Novo Nordisk A/S Class B	1.67%
SAP SE	1.54%
U.S. Treasury Bills 4.29%	1.52%
Nestle SA	1.29%
AstraZeneca PLC	1.21%
Toyota Motor Corp	1.21%
Roche Holding AG	1.18%
Shell PLC	1.16%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.28%
ASML Holding NV	1.68%
Novo Nordisk A/S Class B	1.67%
SAP SE	1.54%
U.S. Treasury Bills 4.29%	1.52%
Nestle SA	1.29%
AstraZeneca PLC	1.21%
Toyota Motor Corp	1.21%
Roche Holding AG	1.18%
Shell PLC	1.16%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower International Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower International Value Fund
Class Name	Institutional Class
Trading Symbol	MXJVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower International Value Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Value Fund (Institutional Class/MXJVX)	$ 73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 5.93%, as compared to its broad-based securities market index, the MSCI EAFE Index, which returned 3.82% and an additional index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index, which returned 5.68% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: LSV Asset Management (“LSV”) and Massachusetts Financial Services Company (“MFS”).
LSV’s performance was aided by its value style with value stocks modestly outperforming growth stocks for the year. However, smaller stocks underperformed in 2024 so LSV’s smaller cap bias detracted from results and offset the positive contribution from having a deeper value bias. The underweight in financials hurt results as that was the best performing sector in the benchmark in 2024. Sector selection was a detractor primarily due to the underweight in financials but stock selection across the portfolio helped make up for that exposure.
MFS’ security selection, sector allocation and currency exposure had positive impacts on relative performance during the year. Security selection in the materials sector aided relative performance, as did stock selection and an overweight position in the industrials sector and not owning any stocks within the utilities sector. Strong security selection and an underweight position in the consumer discretionary sector further bolstered relative returns. Security selection in both the consumer staples and healthcare sectors held back relative performance. From an individual security perspective, Taiwan Semiconductor Manufacturing, SAP and NatWest Group were top contributors to performance while Samsung Electronics, Capgemini and Pernod Ricard were top detractors from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower International Value Fund (Institutional Class/MXJVX)	5.93%	5.54%	6.01%
MSCI EAFE ® Index	3.82%	4.73%	4.43%
MSCI EAFE ® Value Index	5.68%	5.09%	3.59%
(a)
Institutional Class inception date was May 1, 2015.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,266,000,000
Holdings Count | Holding	303
Advisory Fees Paid, Amount	$ 8,400,000
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,266M
Total number of portfolio holdings	303
Total advisory fee paid	$ 8.4M
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment
makeup
of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.94%
TotalEnergies SE	1.96%
NatWest Group PLC	1.90%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.88%
Roche Holding AG	1.62%
Schneider Electric SE	1.53%
Franco-Nevada Corp	1.45%
UBS Group AG	1.26%
Legrand SA	1.25%
Novartis AG	1.20%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.94%
TotalEnergies SE	1.96%
NatWest Group PLC	1.90%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.88%
Roche Holding AG	1.62%
Schneider Electric SE	1.53%
Franco-Nevada Corp	1.45%
UBS Group AG	1.26%
Legrand SA	1.25%
Novartis AG	1.20%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower International Value Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower International Value Fund
Class Name	Investor Class
Trading Symbol	MXIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower International Value Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Value Fund (Investor Class/MXIVX)	$ 110	1.07%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 5.46%, as compared to its broad-based securities market index, the MSCI EAFE Index, which returned 3.82% and an additional index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index, which returned 5.68% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: LSV Asset Management (“LSV”) and Massachusetts Financial Services Company (“MFS”).
LSV’s performance was aided by its value style with value stocks modestly outperforming growth stocks for the year. However, smaller stocks underperformed in 2024 so LSV’s smaller cap bias detracted from results and offset the positive contribution from having a deeper value bias. The underweight in financials hurt results as that was the best performing sector in the benchmark in 2024. Sector selection was a detractor primarily due to the underweight in financials but stock selection across the portfolio helped make up for that exposure.
MFS’ security selection, sector allocation and currency exposure had positive impacts on relative performance during the year. Security selection in the materials sector aided relative performance, as did stock selection and an overweight position in the industrials sector and not owning any stocks within the utilities sector. Strong security selection and an underweight position in the consumer discretionary sector further bolstered relative returns. Security selection in both the consumer staples and healthcare sectors held back relative performance. From an individual security perspective, Taiwan Semiconductor Manufacturing, SAP and NatWest Group were top contributors to performance while Samsung Electronics, Capgemini and Pernod Ricard were top detractors from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower International Value Fund (Investor Class/MXIVX)	5.46%	5.13%	6.35%
MSCI EAFE ® Index	3.82%	4.73%	5.20%
MSCI EAFE ® Value Index	5.68%	5.09%	4.31%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,266,000,000
Holdings Count | Holding	303
Advisory Fees Paid, Amount	$ 8,400,000
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,266M
Total number of portfolio holdings	303
Total advisory fee paid	$ 8.4M
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.94%
TotalEnergies SE	1.96%
NatWest Group PLC	1.90%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.88%
Roche Holding AG	1.62%
Schneider Electric SE	1.53%
Franco-Nevada Corp	1.45%
UBS Group AG	1.26%
Legrand SA	1.25%
Novartis AG	1.20%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.94%
TotalEnergies SE	1.96%
NatWest Group PLC	1.90%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.88%
Roche Holding AG	1.62%
Schneider Electric SE	1.53%
Franco-Nevada Corp	1.45%
UBS Group AG	1.26%
Legrand SA	1.25%
Novartis AG	1.20%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.